Financial instruments - Disclosure of Financial Assets at Amortized Cost (Details) - Financial assets at amortized costs - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	SFr 150,001	SFr 188,315
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	63,874	67,309
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	286	295
Accrued income
Disclosure of detailed information about financial instruments [line items]
Financial assets	276	1,131
Short-term time deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	SFr 85,565	SFr 119,580